Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
General and administrative expenses	$ 619,972	$ 525	$ 3,300	$ 1,041,257	$ 507,180
Administrative fee – related party	30,000			60,000	40,000
Total expenses	(649,972)	(525)	(3,300)	(1,101,257)	547,180
Other Income (Expense)
Interest income – Investments held in Trust Account	152,337			161,619	1,622
Unrealized gain of fair value of Note payable – Sponsor	56,663			56,663
Offering costs allocated to warrants					(2,188,378)
Change in fair value of over-allotment derivative liability					(50,722)
Change in fair value of derivative warrant liability	840,200			3,988,975	8,872,019
Total other income	1,049,200			4,207,257	6,634,541
Net income (loss)	$ 399,228	$ (525)	$ (3,300)	$ 3,106,000	$ 6,087,361
Common stock subject to possible redemption [Member]
Other Income (Expense)
Weighted average shares outstanding, basic and diluted (in Shares)	10,700,000			10,700,000	4,209,836
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.03	$ 0	$ 0	$ 0.23	$ 0.88
Common Stock not subject to possible redemption [Member]
Other Income (Expense)
Weighted average shares outstanding, basic and diluted (in Shares)	2,850,000	2,500,000	2,500,000	2,850,000	2,743,852
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.03	$ 0	$ 0	$ 0.23	$ 0.88